Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000088731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	9.99%	9.80%	13.05%
C000027656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	13.01%	9.94%	12.69%
C000027659
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000088731
Average Annual Return [Line Items]
Average Annual Return, Percent	15.15%	11.04%	13.83%
Without Sales Load [Member] | C000027654
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%	10.76%	13.54%
Without Sales Load [Member] | C000027656
Average Annual Return [Line Items]
Average Annual Return, Percent	14.00%	9.94%	12.69%
Without Sales Load [Member] | C000027659
Average Annual Return [Line Items]
Average Annual Return, Percent	15.21%	11.07%	13.86%
Without Sales Load [Member] | C000135447
Average Annual Return [Line Items]
Average Annual Return, Percent	15.19%	11.08%	13.90%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%	15.51%